SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital
SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL

	June 30, 2024	December 31, 2023
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

June 30, 2024
Number
of shares
Outstanding and fully paid:
Ordinary shares, no par value
At January 1, 2024	3,251,918
Issuance of new shares for equity financing	3,238,067
Warrants exercised and buy-back	1,456,080
Note conversion into shares	68,913
Equity compensation	3,632,325
At June 30, 2024	11,647,303

SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2023	362,955	$21.32	2.24
Exercisable at December 31, 2023	362,955	21.32	2.24
Issued	1,300,000	1.10	—
Exercised	1,410,853	1.05	—
Warrants buy-back	202,032	—	—
Expired	—	—	—
Outstanding at June 30, 2024	50,070	34.79	1.74
Exercisable at June 30, 2024	50,070	$34.79	1.74